Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 10,326	$ 17,646
Tax credits	819	1,900
Operating lease liabilities	783	0
Stock-based compensation	725	0
Accruals, reserves and other	624	757
Capitalized research and development	336	479
Valuation allowance	(12,900)	(20,697)
Total deferred tax assets	713	85
Deferred tax liabilities:
Property, plant and equipment	0	(85)
Operating lease right-of-use assets	(713)	0
Total deferred tax liabilities	(713)	(85)
Net deferred taxes	$ 0	$ 0